Goodwill (Details) In Thousands, unless otherwise specified	12 Months Ended																													12 Months Ended
	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2014 Actoz [Member] CNY	Dec. 31, 2013 Actoz [Member] CNY	Dec. 31, 2012 Actoz [Member] CNY	Dec. 31, 2014 Chengdu Aurora [Member] CNY	Dec. 31, 2013 Chengdu Aurora [Member] CNY	Dec. 31, 2012 Chengdu Aurora [Member] CNY	Dec. 31, 2014 Shanghai Shulong [Member] CNY	Dec. 31, 2013 Shanghai Shulong [Member] CNY	Dec. 31, 2012 Shanghai Shulong [Member] CNY	Dec. 31, 2014 Chengdu Simo [Member] CNY	Dec. 31, 2013 Chengdu Simo [Member] CNY	Dec. 31, 2012 Chengdu Simo [Member] CNY	Dec. 31, 2014 Goldcool [Member] CNY	Dec. 31, 2013 Goldcool [Member] CNY	Dec. 31, 2012 Goldcool [Member] CNY	Dec. 31, 2014 Mochi [Member] CNY	Dec. 31, 2013 Mochi [Member] CNY	Dec. 31, 2012 Mochi [Member] CNY	Dec. 31, 2014 Eyedentity [Member] CNY	Dec. 31, 2013 Eyedentity [Member] CNY	Dec. 31, 2012 Eyedentity [Member] CNY	Dec. 31, 2014 eFusion [Member] CNY	Dec. 31, 2013 eFusion [Member] CNY	Dec. 31, 2012 eFusion [Member] CNY	Jul. 31, 2012 eFusion [Member] CNY	Dec. 31, 2014 Others [Member] CNY	Dec. 31, 2013 Others [Member] CNY	Dec. 31, 2012 Others [Member] CNY
Goodwill [Line Items]
Goodwill, Beginning balance		299,682	329,217	492,116	86,479	86,479	86,479	26,130	26,130	26,130	3,934	3,934	3,934	22,760	53,532	53,532	25,077	25,077	25,077	0	0	163,617	123,425	123,425	123,425	0	718	0	700	11,877	9,922	9,922
Acquisitions in period			1,955	718		0	0		0	0		0	0		0	0		0	0		0	0		0	0		0	718			1,955	0
Impairment in period	0	0	(30,772)	0		0			0			0			(30,772)			0			0			0			0				0
Divestitures in period		(1,955)	(718)	(163,617)	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	(163,617)	0	0	0	0	(718)	0		(1,955)	0	0
Goodwill, Ending balance	$ 47,985	297,727	299,682	329,217	86,479	86,479	86,479	26,130	26,130	26,130	3,934	3,934	3,934	22,760	22,760	53,532	25,077	25,077	25,077	0	0	0	123,425	123,425	123,425	0	0	718	700	9,922	11,877	9,922